Business Combinations (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended
	Oct. 08, 2023 shares	Aug. 10, 2023 USD ($) D $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Reverse Recapitalization [Line Items]
Exchange ratio | shares		0.02471853
Stock converted, reverse recapitalization (in shares) | shares		21,999,886
Proceeds from transaction		$ 42,854
Proceeds from MTAC trust account		2,704
Proceeds from private placement		40,150
Expenses related to business combination		1,742		$ 1,116	$ 0
Proceeds from business combination		36,854		$ 36,854	$ 0
Transaction costs incurred		6,069
Transaction costs paid from proceeds		4,327
MTAC warrants		$ 28,927
Common stock, shares outstanding (in shares) | shares		26,316,681	26,316,681	26,316,681		347,926	264,977
Options and RSU's outstanding (in shares) | shares		2,816,224	7,500,732	7,500,732
Warrants outstanding (in shares) | shares		14,266,605	14,266,605	14,266,605		2,871,084
Sale of stock (in shares) | shares		4,015,002
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Net proceeds on sale of stock		$ 40,150
Derivative instrument, contingent consideration, liability, earnout period	5 years	5 years
Warrant liability
Reverse Recapitalization [Line Items]
MTAC warrants			$ 5,421	$ 5,421		$ 369
Minimum
Reverse Recapitalization [Line Items]
Earnout period, threshold trading days | D		20
Maximum
Reverse Recapitalization [Line Items]
Earnout period, threshold consecutive trading days | D		30
Tranche One
Reverse Recapitalization [Line Items]
Earnout shares vesting percentage		25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares		$ 15.00
Tranche Two
Reverse Recapitalization [Line Items]
Earnout shares vesting percentage		25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares		$ 20.00
Tranche Three
Reverse Recapitalization [Line Items]
Earnout shares vesting percentage		25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares		$ 25.00
Tranche Four
Reverse Recapitalization [Line Items]
Earnout shares vesting percentage		25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares		$ 30.00
MedTech Acquisition Corporation
Reverse Recapitalization [Line Items]
Expenses related to business combination		$ 6,000
MTAC Warrants
Reverse Recapitalization [Line Items]
MTAC warrants		$ 2,568
Loss on change in fair value			$ 2,853
Gain on change in fair value				$ 660
Contingent earnout liability
Reverse Recapitalization [Line Items]
Shares unvested (in shares) | shares	3,125,000	3,125,000